Share-based Payment Arrangements - Summary of Long Term Incentive Plan (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Long Term Incentive Plan Granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	1,462,000
Option granted to qualified employee	104,000	1,462,000
Awards exercised	(86,666)
Ending balance	1,479,334	1,462,000
Balance exercisable, end of period	400,667
Long Term Incentive Plan Granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option granted to qualified employee	241,142
Ending balance	241,142